UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09157

Investment Company Act File Number

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Income Trust

February 28, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 154.7%

Security	Principal Amount (000’s omitted)	Value
Education — 11.7%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$195	$218,739
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	367,511
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	783,770
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,794,368
California Educational Facilities Authority, (Stanford University), 5.25%, 4/1/40	2,000	2,608,060
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	120	137,647
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	115	132,473
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	689,422
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	457,504
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	313,360
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	903,191
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	946,543
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	995,339
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	205	214,325
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	690	721,816

		$11,284,068

Electric Utilities — 8.4%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$283,811
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,198,058
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,601,895
Sacramento Municipal Utility District, 5.00%, 8/15/27	995	1,103,236
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,335	1,479,273
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	729,756
Vernon, Electric System Revenue, 5.125%, 8/1/21	635	665,067

		$8,061,096

Escrowed/Prerefunded — 12.1%
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/29	$715	$721,800
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	3,135	3,232,060
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	2,490	2,548,888
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	1,475	1,519,633
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/27	340	376,621
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/28	460	509,547
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/27	665	767,244
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/28	1,130	1,303,737

Security	Principal Amount (000’s omitted)	Value
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	$355	$371,149
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	275	286,270

		$11,636,949

General Obligations — 45.2%
Alta Loma School District, (Election of 2016), 5.00%, 8/1/42	$1,500	$1,724,505
California, 5.00%, 8/1/46	2,000	2,266,820
California, 5.50%, 11/1/35	1,600	1,754,144
California, 6.00%, 4/1/38	750	785,783
Castro Valley Unified School District, (Election of 2016), 5.00%, 8/1/41	1,000	1,149,320
Escondido, 5.00%, 9/1/36	1,000	1,131,950
Glendale Community College District, (Election of 2016), 5.00%, 8/1/37	2,000	2,320,560
Illinois, 5.00%, 12/1/34	2,000	2,052,640
Lake Tahoe Community College District, (Election of 2014), 4.00%, 8/1/48	2,650	2,722,742
Montebello Unified School District, (Election of 2016), 5.00%, 8/1/41	2,000	2,241,720
Mt. San Jacinto Community College District, (Election of 2014), 4.00%, 8/1/43	3,000	3,119,250
Ohlone Community College District, (Election of 2010), 4.00%, 8/1/41	2,600	2,676,752
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	3,928,211
San Bernardino Community College District, 4.00%, 8/1/30	2,890	3,073,515
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	958,057
San Luis Obispo County Community College District, (Election of 2014), 4.00%, 8/1/43	3,555	3,690,019
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	650	750,672
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,100	1,266,034
Santa Clara County, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(1)	3,180	3,336,456
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,440,358

		$43,389,508

Hospital — 9.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,088,000
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	206,680
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	707,085
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,009,463
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,107,870
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,286,992
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	595,974
California Health Facilities Financing Authority, (Sutter Health), 4.00%, 11/15/48	3,500	3,559,045

		$9,561,109

Insured-Education — 1.5%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,401,850

		$1,401,850

Insured-Escrowed/Prerefunded — 8.1%
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$4,216,501
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	3,500	3,522,295

		$7,738,796

Insured-General Obligations — 8.1%
Cotati-Rohnert Park Unified School District, (BAM), 5.00%, 8/1/39	$1,000	$1,115,140
Oxnard School District, (Election of 2016), (BAM), 5.00%, 8/1/45	2,455	2,794,551
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	3,846,328

		$7,756,019

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 3.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$920,384
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	421,112
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/27	1,440	1,693,339

		$3,034,835

Insured-Transportation — 7.0%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$3,164,250
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,720,610
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	740	808,657

		$6,693,517

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$915	$1,025,834

		$1,025,834

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$386,070

		$386,070

Senior Living/Life Care — 1.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$321,839
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(2)	600	648,762
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	606,455

		$1,577,056

Special Tax Revenue — 18.5%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$853,853
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,595,263
Irvine Community Facilities District No. 2013-3, (Great Park), 4.00%, 9/1/49	1,500	1,505,370
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	265,661
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	530,803
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	265,145
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	369,739
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	264,631
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/41	20	23,181
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/41(1)	2,100	2,433,963
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/20, 5.00%, 7/1/28	2,400	2,594,496
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/36	1,250	1,426,350
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	485	537,356

Security	Principal Amount (000’s omitted)	Value
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	$725	$797,391
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/28	1,600	1,846,800
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/32	1,360	1,565,061
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/36	800	907,168

		$17,782,231

Transportation — 16.0%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,000	$1,042,130
Long Beach, Harbor Revenue, Green Bonds, (AMT), 5.00%, 5/15/43	1,575	1,779,261
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	2,120	2,269,142
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,500	1,666,275
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,511,985
Sacramento County, Airport System Revenue, 5.00%, 7/1/41	1,500	1,698,360
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,938,655
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	2,265	2,499,858

		$15,405,666

Water and Sewer — 1.9%
San Mateo, Sewer Revenue, 5.00%, 8/1/36	$1,700	$1,864,509

		$1,864,509

Total Tax-Exempt Municipal Securities — 154.7% (identified cost $141,288,067)		$148,599,113

Taxable Municipal Securities — 4.8%

Security	Principal Amount (000’s omitted)	Value
Education — 2.0%
California Educational Facilities Authority, (Santa Clara University), 3.836%, 4/1/47	$2,000	$1,938,920

		$1,938,920

Hospital — 2.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$2,659,200

		$2,659,200

Total Taxable Municipal Securities — 4.8% (identified cost $4,483,114)		$4,598,120

Total Investments — 159.5% (identified cost $145,771,181)		$153,197,233

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.1)%		$(3,000,313)

Value

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (48.7)%	$(46,821,342)

Other Assets, Less Liabilities — (7.7)%	$(7,300,295)

Net Assets Applicable to Common Shares — 100.0%	$96,075,283

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2018, 17.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 7.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2018, the aggregate value of these securities is $648,762 or 0.7% of the Trust’s net assets applicable to common shares.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open derivative instruments at February 28, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$148,599,113	$—	$148,599,113
Taxable Municipal Securities	—	4,598,120	—	4,598,120
Total Investments	$—	$153,197,233	$—	$153,197,233

The Trust held no investments or other financial instruments as of November 30, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 26, 2018